Note 18 - Financial Instruments - Financial Assets and Liabilities Carried at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Interest rate swap asset	$ 926	$ 751
Fair Value, Inputs, Level 3 [Member]
Contingent consideration liability	93,865	$ 50,300	$ 32,266
Fair Value, Measurements, Recurring [Member]
Interest rate swap asset	926
Contingent consideration liability	93,865
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Marketable securities	2,835
Fair Value, Measurements, Recurring [Member] | Fixed Income Securities [Member]
Marketable securities	4,101
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate swap asset
Contingent consideration liability
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member]
Marketable securities	2,835
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Fixed Income Securities [Member]
Marketable securities	185
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate swap asset	926
Contingent consideration liability
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Equity Securities [Member]
Marketable securities
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Fixed Income Securities [Member]
Marketable securities	3,916
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate swap asset
Contingent consideration liability	93,865
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Equity Securities [Member]
Marketable securities
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Fixed Income Securities [Member]
Marketable securities